Cover	Sep. 18, 2025
Cover [Abstract]
Document Type	6-K
Entity Central Index Key	0001973239
Document Fiscal Year Focus	2027
Document Period End Date	Sep. 18, 2026
Amendment Flag	false
Entity Registrant Name	ARM HOLDINGS PLC /UK
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--03-31